Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2023	Jun. 30, 2022
Document Information [Line Items]
Entity Registrant Name	UNITED BANCSHARES INC/OH
Document, Type	10-K
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document, Transition Report	false
Entity, File Number	000-29283
Entity, Incorporation, State or Country Code	OH
Entity, Tax Identification Number	34-1516518
Entity, Address, Address Line One	105 Progressive Drive
Entity, Address, City or Town	Columbus Grove
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	45830
City Area Code	419
Local Phone Number	659-2141
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	UBOH
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity, Shell Company	false
Entity, Public Float			$ 77,916,547
Entity, Common Stock Shares, Outstanding		3,136,180
Auditor Name	CliftonLarsonAllen LLP
Auditor Location	Toledo, Ohio
Auditor Firm ID	655
Amendment Flag	false
Entity Central Index Key	0001087456